Financial Risk Management and Fair Values of Financial Instruments (Details) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Financial Risk Mangement and Fair Values of Financial Instruments [Abstract]
Transfers into level 3